Advances to suppliers - Advances to suppliers - non-current (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Allowance for doubtful accounts	$ (424,500)	$ (437,100)
Advances to suppliers - non-current, net	0	0
Zhibo Jieli Special Battery Material Co Ltd [Member]
Advances to suppliers - non-current, gross	$ 424,500	$ 437,100